                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spears Grisanti & Brown LLC
Address: 45 Rockefeller Plaza
         17th Floor
         New York, New York 10111

Form 13F File Number: 28-05455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Christopher C. Grisanti
Title Principal
Phone (212) 218-5300

Signature, Place, and Date of Signing:


/s/ Christopher C. Grisanti   New York, New York   May 23, 2005
---------------------------   ------------------   ------------
        [Signature]              [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          117

Form 13F Information Table Value Total:   $1,838,846
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
----   --------------------   ----
None   28-                    NONE
          -----------------

     [Repeat as necessary.]

                           Spears Grisanti & Brown LLC
                           Form 13F Information Table
                      For the quarter ended March 31, 2005

           COLUMN 1            COLUMN 2  COLUMN 3 COLUMN 4  COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                                                                                  VOTING AUTHORITY
                               TITLE OF             VALUE            PUT/ INVESTMENT   OTHER  -----------------------
        NAME OF ISSUER          CLASS     CUSIP   (X$1000)    SHRS   CALL DISCRETION MANAGERS     SOLE    SHARED NONE
        --------------         -------- --------- -------- --------- ---- ---------- -------- ----------- ------ ----
3M COMPANY                        com   88579y101      702      8198         Sole                  8198
ABBOTT LABORATORIES               com   002824100      957     20535         Sole                 20535
ACE LTD                           com   G0070K103    73369   1777776         Sole               1777776
ACP HOLDING CO - NEENAH           com   00087l208     1320    677032         Sole                677032
AK STEEL HOLDING CORP             com   001547108      584     52800         Sole                 52800
ALCOA INC                         com   013817101      425     14000         Sole                 14000
ALTRIA GROUP, INC                 com   02209S103    38400    587252         Sole                587252
AMERICAN EXPRESS CO               com   025816109      704     13700         Sole                 13700
AMERICAN TOWER CORP- CL A         com   029912201      264     14500         Sole                 14500
AMGEN INC                         com   031162100     7007    120370         Sole                120370
AMSOUTH BANCORPORATION            com   032165102      752     28968         Sole                 28968
ANHEUSER-BUSCH CO. INC            com   035229103      545     11500         Sole                 11500
ANNALY MORTGAGE MGMT              com   035710409      649     34600         Sole                 34600
ARCH COAL INC                     com   039380100      323      7500         Sole                  7500
AUTOMATIC DATA PROCESSING CO      com   053015103      419      9314         Sole                  9314
AVATAR HOLDINGS INC               com   053494100     1897     40498         Sole                 40498
BANK OF AMERICA CORP              com   060505104      596     13512         Sole                 13512
BANK OF NEW YORK                  com   064057102     2932    100916         Sole                100916
BERKSHIRE HATHAWAY CLASS A        com   084670108     4698        54         Sole                    54
BERKSHIRE HATHAWAY CLASS B        com   084670207     3798      1330         Sole                  1330
BIOGEN IDEC INC                   com   09062x103      297      8620         Sole                  8620
BOSTON SCIENTIFIC CORP            com   101137107    63227   2158646         Sole               2158646
BP AMOCO PLC SPONS ADR            com   055622104     2193     35147         Sole                 35147
BURLINGTON NORTHRN SANTA FE CO    com   12189T104      944     17500         Sole                 17500
CHEVRONTEXACO CORP COM            com   166764100    57316    982950         Sole                982950
CHUBB CORP                        com   171232101    11102    140050         Sole                140050
CIMAREX ENERGY CO                 com   171798101    20391    522850         Sole                522850
CITIGROUP INC                     com   172967101     1612     35869         Sole                 35869
CLEVELAND-CLIFFS                  com   185896107    51368    704930         Sole                704930
COCA COLA CO                      com   191216100      238      5711         Sole                  5711
COMCAST CORP CL A                 com   20030n101    98020   2901731         Sole               2901731
COMCAST CORP CL A SPL             com   20030N200      643     19243         Sole                 19243
CONOCOPHILLIPS                    com   20825c104     1051      9747         Sole                  9747
CONSOL ENERGY INC                 com   20854p109    31171    662940         Sole                662940
COUSINS PROPERTIES                com   222795106     1211     46813         Sole                 46813
CURAGEN CORP                      com   23126r101    20855   5013277         Sole               5013277
CVS CORP                          com   126650100    50775    964934         Sole                964934
DIAMOND OFFSHORE DRILLING         com   25271c102    49457    991120         Sole                991120
DOMINION RESOURCES INC VA         com   25746U109      316      4240         Sole                  4240
DU PONT EI DE NEMOURS             com   263534109     4624     90246         Sole                 90246
ENCANA CORP                       com   292505104    86384   1226697         Sole               1226697
EQUITY RESIDENTIAL                com   29476L107     4827    149864         Sole                149864
EXIDE TECHNOLOGIES                com   302051206      858     66500         Sole                 66500
EXXON MOBIL CORPORATION           com   30231G102     4843     81260         Sole                 81260
FAUQUIER BANKSHARES COM           com   312059108      472     18000         Sole                 18000
FEDERAL NATL MORTGAGE ASSN        com   313586109    51933    953780         Sole                953780
FIDELITY NATIONAL FINANCIAL IN    com   316326107      283    8578.5         Sole                8578.5

FOSTER (LB)CO-CL A                com   350060109      659     71300         Sole                 71300
FOSTER WHEELER LTD                com   g36535139    46917   2696380         Sole               2696380
FREDDIE MAC                       com   313400301      492      7790         Sole                  7790
GANNETT CO                        com   364730101     3844     48604         Sole                 48604
GENERAL ELEC CO                   com   369604103     3130     86793         Sole                 86793
GLAXOSMITHKLINE PLC-ADR           com   37733W105     3960     86277         Sole                 86277
HANOVER COMPRESSOR CO             com   410768105      163     13500         Sole                 13500
HEWLETT-PACKARD                   com   428236103    73599   3354569         Sole               3354569
HOME DEPOT INC                    com   437076102      428     11200         Sole                 11200
HONEYWELL INTERNATIONAL INC.      com   438516106    89232 2398075.5         Sole             2398075.5
HSBC HLDGS PLC SPON ADR NEW       adr   404280406      420      5289         Sole                  5289
INTEL CORP                        com   458140100     1203     51800         Sole                 51800
INTL BUSINESS MACHINES CORP       com   459200101     2672     29240         Sole                 29240
JOHNSON & JOHNSON                 com   478160104    48871    727674         Sole                727674
JPMORGAN CHASE                    com   46625H100    58091   1678917         Sole               1678917
KERR-MCGEE CORPORATION            com   492386107      337      4300         Sole                  4300
KEYCORP NEW                       com   493267108     5436    167515         Sole                167515
KINROSS GOLD CORP                 com   496902404     9981   1663500         Sole               1663500
LABORATORY CRP OF AMER HLDGS      com   50540r409    69259   1436903         Sole               1436903
LAKES ENTERTAINMENT INC           com   51206p109      810     45000         Sole                 45000
LILLY ELI & CO.                   com   532457108    67692   1299262         Sole               1299262
MARKEL CORP                       com   570535104      726      2103         Sole                  2103
MASSEY ENERGY GROUP               com   576206106      649     16214         Sole                 16214
MATRIX SERVICE                    com   576853105      470    108150         Sole                108150
MATTEL INC                        com   577081102    54020   2530220         Sole               2530220
MBNA CORP                         com   55262L100    81251   3309600         Sole               3309600
MEMORY PHARMACEUTICALS CORP       com   58606r403     1152    263010         Sole                263010
MERCK & CO INC                    com   589331107     1024     31622         Sole                 31622
MERRILL LYNCH                     com   590188108     1166     20600         Sole                 20600
MESA ROYALTY TRUST                com   590660106      208      3100         Sole                  3100
MESABI TRUST                      com   590672101      809     53950         Sole                 53950
MICROSOFT CORP                    com   594918104    18515    766023         Sole                766023
MITSUBISHI TOKYO FINAN-ADR        com   606816106    32493   3756430         Sole               3756430
NASDAQ 100 TR UNIT SER 1          com   631100104      614     16800         Sole                 16800
NESTLE SA SPONSORED ADR REPSTG    com   641069406      549      8000         Sole                  8000
OWENS CORNING                     com   69073f103       24     10000         Sole                 10000
PACIFIC RIM MINING CORP           com   694915208      238    350000         Sole                350000
PARTNER RE LTD                    com   G6852T105      452      7000         Sole                  7000
PEABODY ENERGY CORP               com   704549104      343      7400         Sole                  7400
PENN VIRGINIA RESOURCE PARTN      com   707884102      556     11000         Sole                 11000
PEPSICO INC                       com   713448108      345      6500         Sole                  6500
PFIZER INC                        com   717081103      691     26295         Sole                 26295
PIONEER NATURAL RESOURCES CO      com   723787107      266      6238         Sole                  6238
PRIMEDIA INC                      com   74157k101      805    185000         Sole                185000
PROCTER & GAMBLE                  com   742718109      907     17104         Sole                 17104
RENAISSANCERE HOLDINGS LTD        com   G7496G103     9899    211961         Sole                211961
RENOVIS INC                       com   759885106      536     66468         Sole                 66468
SARA LEE CORP                     com   803111103      284     12800         Sole                 12800
STRYKER CORP                      com   863667101      768     17210         Sole                 17210
SUNTRUST BANKS INC                com   867914103      461      6400         Sole                  6400
SUPERIOR ESSEX INC                com   86815v105     1311     74170         Sole                 74170
SYSCO CORP                        com   871829107     1126     31453         Sole                 31453
TEMPLE-INLAND INC                 com   879868107    43016    592920         Sole                592920
THE MOSAIC CO                     com   61945A107      895     52490         Sole                 52490
TIME WARNER INC                   com   887317105    70472   4015492         Sole               4015492
TRANSOCEAN SEDCO FOREX ORD        com   G90078109    75844   1473837         Sole               1473837

TRINITY INDUSTRIES                com   896522109      845     30000         Sole                 30000
UNITED STATES STEEL CORP          com   912909108      249      4900         Sole                  4900
UNITEDHEALTH GROUP INC            com   91324P102    92620    971065         Sole                971065
UNITEDHEALTH GROUP INC-Restric    com   910581108      763      8000         Sole                  8000
VASOGEN OLD                       com   92232f103       81     20000         Sole                 20000
VERIZON COMMUNICATIONS            com   92343V104      279      7868         Sole                  7868
WACHOVIA CORP                     com   929903102     1126     22119         Sole                 22119
WALT DISNEY CO.                   com   254687106    61836   2152313         Sole               2152313
WASHINGTON POST CO CL B           com   939640108     1750      1958         Sole                  1958
WELLS FARGO & CO                  com   949746101      493      8250         Sole                  8250
WESTMORELAND COAL CO              com   960878106     1264     50252         Sole                 50252
WHEELING-PITTSBURGH CORP          com   963142302    28850    929160         Sole                929160
WILLIAMS COS  INC                 com   969457100      991     52700         Sole                 52700
YORK INTERNATIONAL CORP           com   986670107      866     22100         Sole                 22100
Report Summary                                     1838846